Contributed surplus (Tables)	12 Months Ended
Dec. 31, 2022
Contributed surplus.
Reconciliation of share based compensation - options

		Weighted
	Number of	average
	stock options	exercise price
Outstanding as at December 31, 2019	599,634	$6.80
Granted	159,500	9.45
Exercised	—	—
Forfeited	(22,634)	(7.50)

Outstanding as at December 31, 2020	736,500	$7.35
Granted	186,500	14.16
Exercised	(5,500)	(5.23)
Forfeited	(20,000)	(12.62)

Outstanding as at December 31, 2021	897,500	$8.66
Forfeited	(132,833)	(11.59)

Outstanding as at December 31, 2022	764,667	$8.15

Reconciliation of broker warrants

		Weighted
	Number of	average
	broker warrants	exercise price
Outstanding as at December 31, 2019	213,638	$11.10
Expired	(100,729)	10.00

Outstanding as at December 31, 2020	112,909	$12.07
Exercised	(1,800)	(12.07)
Expired	(111,109)	(12.07)

Outstanding as at December 31, 2021	—	$—

Outstanding as at December 31, 2022	—	$—